The Parent Company_Entity Information(Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩) shares	Dec. 31, 2019 KRW (₩) shares	Dec. 31, 2020 USD ($) shares
Entity Information Abstract [Abstract]
Name Of Reporting Entity Or Other Means Of Identification	KB Financial Group Inc.	KB Financial Group Inc.
Description Of Nature Of Entitys Operations And Principal Activities	KB Financial Group Inc. (the "Parent Company") was incorporated on September 29, 2008, under the Financial Holding Companies Act of Korea. KB Financial Group Inc. and its subsidiaries (the "Group") derive substantially all of their revenue and income from providing a broad range of banking and related financial services to consumers and corporations primarily in Korea and in selected international markets. The Parent Company's principal business includes ownership and management of subsidiaries and associated companies that are engaged in financial services or activities	KB Financial Group Inc. (the "Parent Company") was incorporated on September 29, 2008, under the Financial Holding Companies Act of Korea. KB Financial Group Inc. and its subsidiaries (the "Group") derive substantially all of their revenue and income from providing a broad range of banking and related financial services to consumers and corporations primarily in Korea and in selected international markets. The Parent Company's principal business includes ownership and management of subsidiaries and associated companies that are engaged in financial services or activities
Issued Capital	₩ 2,090,558	₩ 2,090,558	$ 1,924,812
Number Of Shares Authorised	1,000,000,000	1,000,000,000	1,000,000,000